Expense Example	May 01, 2026 USD ($)
VanEck Agribusiness ETF | VanEck Agribusiness ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
VanEck Copper and Electrification Metals ETF | VanEck Copper and Electrification Metals ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
VanEck Gold Miners ETF | VanEck Gold Miners ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
VanEck Junior Gold Miners ETF | VanEck Junior Gold Miners ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
VanEck Low Carbon Energy ETF | VanEck Low Carbon Energy ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
VanEck Natural Resources ETF | VanEck Natural Resources ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
VanEck Oil Refiners ETF | VanEck Oil Refiners ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	267
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,124
VanEck Oil Services ETF | VanEck Oil Services ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
VanEck Rare Earth and Strategic Metals ETF | VanEck Rare Earth and Strategic Metals ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
VanEck Steel ETF | VanEck Steel ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	348
Expense Example, with Redemption, 10 Years	790
VanEck® Uranium and Nuclear ETF | VanEck® Uranium and Nuclear ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
VanEck Africa Index ETF | VanEck Africa Index ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
VanEck Brazil Small-Cap ETF | VanEck Brazil Small-Cap ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	589
Expense Example, with Redemption, 10 Years	1,370
VanEck Digital India ETF | VanEck Digital India ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
VanEck India Growth Leaders ETF | VanEck India Growth Leaders ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	982
VanEck Indonesia Index ETF | VanEck Indonesia Index ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	448
Expense Example, with Redemption, 10 Years	1,034
VanEck Israel ETF | VanEck Israel ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	794
VanEck Vietnam ETF | VanEck Vietnam ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
VanEck BDC Income ETF | VanEck BDC Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	946
Expense Example, with Redemption, 3 Years	2,708
Expense Example, with Redemption, 5 Years	4,308
Expense Example, with Redemption, 10 Years	7,696
VanEck International High Yield Bond ETF | VanEck International High Yield Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
VanEck J.P. Morgan EM Local Currency Bond ETF | VanEck J.P. Morgan EM Local Currency Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	173
Expense Example, with Redemption, 10 Years	392
VanEck Mortgage REIT Income ETF | VanEck Mortgage REIT Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
VanEck Office and Commercial REIT ETF | VanEck Office and Commercial REIT ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
VanEck Preferred Securities ex Financials ETF | VanEck Preferred Securities ex Financials ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	505
VanEck Russia ETF | VanEck Russia ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
VanEck Russia Small-Cap ETF | VanEck Russia Small-Cap ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	1,132
Expense Example, with Redemption, 5 Years	2,932
Expense Example, with Redemption, 10 Years	6,840
VanEck AA-BB CLO ETF | VanEck AA-BB CLO ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
VanEck CLO ETF | VanEck CLO ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
VanEck China Bond ETF | VanEck China Bond ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	1,082
VanEck ChiNext Innovators ETF | VanEck ChiNext Innovators ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	518
Expense Example, with Redemption, 10 Years	1,193
VanEck CMCI Commodity Strategy ETF | VanEck CMCI Commodity Strategy ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	1,102
Expense Example, with Redemption, 5 Years	2,136
Expense Example, with Redemption, 10 Years	$ 4,727